Allowance for Doubtful Accounts (FY)	12 Months Ended
Dec. 31, 2016
Allowance for Doubtful Accounts [Abstract]
Allowance for Doubtful Accounts
Note 5: Allowance for Doubtful Accounts

The allowance for doubtful trade accounts receivable for the years ended December 31, 2016, 2015, and 2014 consisted of the following:
	2016	2015	2014
Balance at beginning of the period	$19,338	$16,802	$10,668
Provision charged to expense	2,679	5,737	8,861
Write-offs, net of recoveries	(2,360)	(2,039)	(1,935)
Charged to other accounts(1)	(962)	(1,162)	(792)
Balance at end of the period	$18,695	$19,338	$16,802

(1)	Primarily includes the effect of foreign currency translation adjustments for the Company's subsidiaries with functional currencies other than the USD.